SCHEDULE OF SHARE BASED STOCK OPTION VALUATION ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Risk-free interest rate	0.69%	0.93%
Volatility	232.69%	241.88%
Exercise price	$ 1.25	$ 1.37
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Expected life (years)	3 years	10 years